Going Concern and Liquidity (Details) - Going Concern and Liquidity [Member] $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Going Concern and Liquidity (Details) [Line Items]
Net loss	$ 11,594
Current liability	$ 378